Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
Segment Information
While the Company has a single line of business, which is the design, build-out and operation of IBX data centers, it has determined that it has three reportable segments comprised of its Americas, EMEA and Asia-Pacific geographic regions. The Company’s chief operating decision-maker evaluates performance, makes operating decisions and allocates resources based on the Company’s revenues and adjusted EBITDA performance both on a consolidated basis and these three reportable segments. The Company defines adjusted EBITDA as income or loss from operations plus depreciation, amortization, accretion, stock-based compensation expense, restructuring charges, impairment charges, acquisition costs, and gain on asset sales as presented below for the years ended December 31 (in thousands):

	2016	2015	2014
Adjusted EBITDA:
Americas	$787,311	$698,604	$635,007
EMEA	494,263	318,561	269,222
Asia-Pacific	375,900	254,462	209,662
Total adjusted EBITDA	1,657,474	1,271,627	1,113,891
Depreciation, amortization and accretion expense	(843,510)	(528,929)	(484,129)
Stock-based compensation expense	(156,148)	(133,633)	(117,990)
Acquisitions costs	(64,195)	(41,723)	(2,506)
Impairment charges	(7,698)	—	—
Gain on asset sales	32,816	—	—
Income from operations	$618,739	$567,342	$509,266

The Company provides the following segment disclosures related to its continuing operations as follows for the years ended December 31 (in thousands):

	2016	2015	2014
Total revenues:
Americas(1)	$1,679,549	$1,512,535	$1,376,103
EMEA	1,171,339	698,807	637,265
Asia-Pacific	761,101	514,525	430,408
	$3,611,989	$2,725,867	$2,443,776

Total depreciation and amortization:
Americas	$319,202	$278,216	$261,018
EMEA	313,291	117,655	114,511
Asia-Pacific	204,714	129,709	106,162
	$837,207	$525,580	$481,691

Capital expenditures:
Americas	$503,855	$401,685	$333,315
EMEA	400,642	202,322	151,634
Asia-Pacific	208,868	264,113	175,254
	$1,113,365	$868,120	$660,203
__________________________

(1)	Includes revenues of $1,549,819, $1,404,648 and $1,257,661, respectively, attributed to the U.S. for the years ended December 31, 2016, 2015 and 2014.
The Company’s long-lived assets are located in the following geographic areas as of December 31 (in thousands):

	2016	2015
Americas (1)	$3,339,518	$3,025,450
EMEA	2,355,943	1,157,304
Asia-Pacific	1,503,749	1,423,682
	$7,199,210	$5,606,436
_________________________

(1)	Includes $3,012,307 and $2,781,924, respectively, of long-lived assets attributed to the U.S. as of December 31, 2016 and 2015.
The following table presents revenue information on a service basis for the year ended December 31, 2016 and retrospective adjustments to revenue information on a services basis for the years ended December 31, 2015 and 2014 (in thousands):

	2016	2015	2014
Colocation	$2,647,094	$2,019,875	$1,823,992
Interconnection	543,045	441,749	379,007
Managed infrastructure	210,292	96,836	104,455
Rental	16,943	10,681	10,336
Recurring revenues	3,417,374	2,569,141	2,317,790
Non-recurring revenues	194,615	156,726	125,986
	$3,611,989	$2,725,867	$2,443,776